Stradley Ronon Stevens & Young, LLP 1250 Connecticut Avenue, N.W., Suite 500 Washington, D.C. 20036 Telephone 202-822-9611 Fax 202-822-0140 www.stradley.com

Peter M. Hong, Esq.

(202) 419-8429

phong@stradley.com

December 28, 2016

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-9303

Attention: Ms. Lauren Sprague, Esquire

Re:	Nationwide Mutual Funds (“Registrant”)

File Nos. 811-08495 and 333-40455

Dear Ms. Sprague:

Pursuant to Rule 485(a)(1) of the Securities Act of 1933, as amended (the “1933 Act”), the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, submitted electronically via EDGAR, on behalf of the Registrant, is Post-Effective Amendment Nos. 208/209 to the Registrant’s registration statement to be filed on Form N-1A (the “Amendment”) with the U.S. Securities and Exchange Commission (the “Commission”). The Amendment is being filed for effectiveness on February 28, 2017. The purpose of the Amendment is to register a new share class, Class T shares, for the Nationwide Inflation-Protected Securities Fund (the “Fund”).

Pursuant to Release No. 13768 under the 1940 Act, the Registrant believes that portions of the Amendment may be eligible for selective review because they are not substantially different from the disclosure previously reviewed by the Commission. The Staff recently reviewed the Registration Statement for the Fund in connection with a Rule 485(a) filing filed on September 30, 2016, as Post-Effective Amendment Nos. 200/201, and declared effective on December 6, 2016.

Specifically, the only substantive changes from Post-Effective Amendment Nos. 200/201 as compared to the Amendment are the addition of references to, and information regarding, Class T shares to the following: (i) Front Cover Page, Fees and Expenses Table, Example Table, and Performance, Purchase and Sale of Fund Shares, and Item 12 sections of the Prospectus; and (ii) Additional Information on Purchases and Sales section of the Statement of Additional Information.

Please note that certain details in the Amendment have been left blank pending the completion of the Fund’s financial statements for the fiscal year ended October 31, 2016, which details will be provided in a subsequent amendment prior to the effectiveness of the Amendment.

U.S. Securities and Exchange Commission

Please do not hesitate to contact me at (202) 419-8429, or, in my absence, Jessica D. Burt at (202) 419-8409, if you have any questions.

Respectfully submitted,

/s/ Peter M. Hong
Peter M. Hong, Esquire

cc:	Allan J. Oster, Esquire

Jessica D. Burt, Esquire